Summary of significant accounting policies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Initial application
Standard warranty period	1 year
Total deferred income	€ 3,900
Recognition of performance obligations	€ 2,742	€ 772
Minimum
Initial application
Operating period for 3D printer in Services segment	1 year 6 months
Payment term	30 days
Maximum
Initial application
Operating period for 3D printer in Services segment	2 years 6 months
Payment term	60 days
Less than one year
Initial application
Satisfy performance obligations (as a percent)	90.00%
Transaction price allocated to unsatisfied performance obligations	€ 2,131
Two years
Initial application
Satisfy performance obligations (as a percent)	10.00%
Transaction price allocated to unsatisfied performance obligations	€ 230